Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2023
Inventories, Net [Abstract]
Schedule of Inventories, Net	Inventories, net
	December 31, 2023	December 31, 2022
	RMB’000	RMB’000
Finished goods	778	8,618
Disposal	(778)	—
Less: provision	—	(7,840)

Inventories, net	—	778